Note 5	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Disclosure of earnings per share [text block]	Earnings per share
Basic and diluted earnings per share are calculated in accordance with the criteria established by IAS 33 "Earnings per share". For more information see Glossary.
The calculation of earnings per share is as follows:

BASIC AND DILUTED EARNINGS PER SHARE

	2025	2024	2023
Numerator for basic and diluted earnings per share (millions of euros)
Profit attributable to parent company	10,511	10,054	8,019
Adjustment: Additional Tier 1 securities ⁽¹⁾	(397)	(388)	(345)
Profit adjusted (millions of euros) (A)	10,114	9,666	7,675
Profit (loss) from continued operations (net of remuneration of Additional Tier 1 capital instruments)	10,114	9,666	7,675
Profit (loss) from discontinued operations (net of non-controlling interests) (B)	—	—	—
Denominator for basic earnings per share (number of shares outstanding, in millions) ⁽²⁾
Weighted average number of shares outstanding	5,762	5,793	5,988
Average treasury shares	(9)	(10)	(5)
Share buyback program (average)	(5)	(13)	(28)
Adjusted number of shares - Basic earnings per share (C)	5,748	5,769	5,954
Adjusted number of shares - diluted earnings per share (D)	5,748	5,769	5,954
Earnings (losses) per share	1.76	1.68	1.29
Basic earnings (losses) per share from continuing operations (Euros per share) A-B/C	1.76	1.68	1.29
Diluted earnings (losses) per share from continuing operations (Euros per share) A-B/D	1.76	1.68	1.29
Basic earnings (losses) per share from discontinued operations (Euros per share) B/C	—	—	—
Diluted earnings (losses) per share from discontinued operations (Euros per share) B/D	—	—	—
(1) Remuneration in the year related to perpetual contingent convertible securities, recognized in equity (see Note 22.4).
(2) For the calculation of earnings per share, the average number of shares in a year takes into account the redemptions made in such year related to the share buyback programs (see Note 4).

As of December 31, 2025, 2024 and 2023, there were no other financial instruments or share option commitments to employees that could potentially affect the calculation of the diluted earnings per share for the years presented. For this reason, basic and diluted earnings per share are the same.